INTERIM CONDENSED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Receivables on account of shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Balance at Jun. 30, 2014	$ 62,123			$ 172,998		$ 2,959	$ (113,834)
Balance, shares at Jun. 30, 2014	68,601,452
Exercise of options by employees and non-employee consultants	$ 2			2
Exercise of options by employees and non-employee consultants, shares		3,000
Exercise of warrants by investors and finders	109			109
Exercise of warrants by investors and finders, shares		534,237
Stock based compensation to employees, directors and non-employee consultants	1,060			$ 1,060
Stock based compensation to employees, directors and non-employee consultants, shares		446,953
Other comprehensive loss, net	(3,688)					$ (3,688)
Net loss	(5,911)						$ (5,911)
Balance at Sep. 30, 2014	53,695			$ 174,169		$ (729)	(119,745)
Balance, shares at Sep. 30, 2014		69,585,642
Balance at Jun. 30, 2015	$ 58,143	$ 1		195,303	$ (790)	$ 2,140	$ (138,511)
Balance, shares at Jun. 30, 2015	78,771,905	78,771,905
Exercise of options by employees and non-employee consultants	$ 16		[1]	16
Exercise of options by employees and non-employee consultants, shares		25,000
Stock based compensation to employees, directors and non-employee consultants	908		[1]	$ 908
Stock based compensation to employees, directors and non-employee consultants, shares		401,348
Proceeds related to issuance of common stock in a private placement (Note 6a)	790				$ 790
Proceeds related to issuance of common stock in a private placement, shares (Note 6a)
Stock based compensation to contractor (Note 6b)	65			$ 65
Stock based compensation to contractor, shares (Note 6b)
Other comprehensive loss, net	(1,698)					$ (1,698)
Net loss	(5,876)						$ (5,876)
Balance at Sep. 30, 2015	$ 52,348	$ 1		$ 196,292		$ 442	$ (144,387)
Balance, shares at Sep. 30, 2015	79,198,253	79,193,253

[1]	Less than $1